BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details) RUB in Millions, $ in Millions											1 Months Ended		12 Months Ended
	Dec. 11, 2015 USD ($)	Dec. 11, 2015 RUB	Jan. 15, 2015 USD ($)	Jan. 15, 2015 RUB	Aug. 19, 2014 USD ($)	Aug. 19, 2014 RUB	Mar. 12, 2014 USD ($)	Mar. 12, 2014 RUB	Oct. 14, 2013 USD ($)	Oct. 14, 2013 RUB	Sep. 30, 2014 USD ($)	Sep. 30, 2014 RUB	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB	Dec. 11, 2015 RUB	Jul. 31, 2015 USD ($)	Jul. 31, 2015 RUB	Jan. 15, 2015 RUB	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Aug. 19, 2014 RUB	Aug. 14, 2014 RUB	Mar. 12, 2014 RUB	Oct. 14, 2013 RUB
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity													$ 5.5	RUB 398	RUB 6,567	RUB 2,481
Fair value of contingent consideration included in purchase price of acquisition													4.7	341	165
Goodwill													3.8	274	5,728
ASSETS:
Goodwill													117.7			2,915	RUB 8,581					$ 122.4	RUB 8,920
RosTaxi
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity			$ 6.9	RUB 500
Deferred cash payments			5.2	380
Contingent consideration			6.9																		RUB 500
Goodwill			3.1	224
ASSETS:
Intangible assets			1.6																		114
Deferred tax assets																					77
Goodwill																					224
Total assets																					415
LIABILITIES:
Net assets																					415
Total purchase consideration				RUB 415
RosTaxi | Content and software
ASSETS:
Intangible assets			0.1																		9
RosTaxi | Customer relationships
ASSETS:
Intangible assets			$ 1.3																		93
LIABILITIES:
Amortization period of intangible assets acquired			5 years	5 years
RosTaxi | Non-compete agreements
ASSETS:
Intangible assets			$ 0.2																		12
RosTaxi | Non-compete agreements and software
ASSETS:
Intangible assets			$ 0.3																		RUB 21
Agnitum
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity	$ 1.6	RUB 120
Deferred cash payments	1.1	80
Contingent consideration	0.8																	RUB 60
Contingent RSUs granted	0.3																	20
Goodwill	0.7	50
ASSETS:
Intangible assets	0.8																	58
Deferred tax assets																		12
Goodwill																		50
Total assets																		120
LIABILITIES:
Net assets																		120
Total purchase consideration		RUB 120
Agnitum | Content and software
ASSETS:
Intangible assets	$ 0.7																	50
Agnitum | Content and software | Minimum
LIABILITIES:
Amortization period of intangible assets acquired	1 year	1 year
Agnitum | Content and software | Maximum
LIABILITIES:
Amortization period of intangible assets acquired	3 years	3 years
Agnitum | Domain names and trademark
ASSETS:
Intangible assets	$ 0.1																	RUB 8
KitLocate Ltd
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)							100.00%																			100.00%
Cash consideration for acquisition of the entity							$ 10.2	RUB 371
Cash payments made on completion of acquisition							4.0	145
Contingent consideration							3.9																92			RUB 142
Fair value of contingent consideration included in purchase price of acquisition							1.5	55
Settlement of earn-out payment obligation																			$ 1.9	RUB 69						84
ASSETS:
Cash and cash equivalents																										4
Current assets																										1
Intangible assets																										59
Goodwill																										158
Total assets																										222
LIABILITIES:
Current liabilities																										4
Deferred tax liabilities																										15
Net assets																										203
Total purchase consideration								RUB 203
KitLocate Ltd | Maximum
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Settlement of earn-out payment obligation | $							$ 2.3
KitLocate Ltd | Patents
ASSETS:
Intangible assets																										30
KitLocate Ltd | Content and software
ASSETS:
Intangible assets																										20
KitLocate Ltd | Non-compete agreements
ASSETS:
Intangible assets																										9
KinoPoisk
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)									100.00%																		100.00%
Cash consideration for acquisition of the entity									$ 80.0	RUB 2,577
Contingent consideration									$ 3.0														169				RUB 97
ASSETS:
Cash and cash equivalents																											39
Current assets																											59
Property and equipment																											3
Intangible assets																											440
Goodwill																											2,140
Other non-current assets																											1
Total assets																											2,682
LIABILITIES:
Current liabilities																											20
Deferred tax liabilities																											85
Net assets																											2,577
Total purchase consideration										RUB 2,577
KinoPoisk | Trade names
ASSETS:
Intangible assets																											224
KinoPoisk | Customer relationships
ASSETS:
Intangible assets																											4
KinoPoisk | Website and applications
ASSETS:
Intangible assets																											63
KinoPoisk | Portal content
ASSETS:
Intangible assets																											135
LIABILITIES:
Amortization period of intangible assets acquired									10 years	10 years
KinoPoisk | Website and applications, customer relationships and non-compete agreements
ASSETS:
Intangible assets																											81
KinoPoisk | Non-compete agreements
ASSETS:
Intangible assets																											14
Auto Ru
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)					100.00%																			100.00%
Cash consideration for acquisition of the entity					$ 178.4	RUB 6,428
Contingent consideration					$ 14.0								7.0				510							RUB 504
Term of second escrow installment payment					43 months	43 months
ASSETS:
Cash and cash equivalents																								204
Current assets																								36
Property and equipment																								16
Intangible assets																								1,752
Goodwill													$ 67.0											4,885	RUB 4,885
Total assets																								6,893
LIABILITIES:
Current liabilities																								28
Non-current liabilities																								80
Deferred tax liabilities																								357
Net assets																								6,428
Total purchase consideration						RUB 6,428
Amortization period of intangible assets acquired					10 years	10 years
Auto Ru | Previously Reported
ASSETS:
Cash and cash equivalents																								204
Current assets																								36
Property and equipment																								16
Intangible assets																								1,400
Goodwill																								5,168	RUB 5,168
Total assets																								6,824
LIABILITIES:
Current liabilities																								28
Non-current liabilities																								80
Deferred tax liabilities																								288
Net assets																								6,428
Total purchase consideration						RUB 6,428
Auto Ru | Measurement Period Adjustment
ASSETS:
Intangible assets																								352
Goodwill																								(283)
Total assets																								69
LIABILITIES:
Deferred tax liabilities																								69
Auto Ru | Trade names
ASSETS:
Intangible assets																								865
Auto Ru | Portal content website and applications and customer relationships
ASSETS:
Intangible assets																								887
Auto Ru | Customer relationships
ASSETS:
Intangible assets																								756
Auto Ru | Website and applications
ASSETS:
Intangible assets																								116
Auto Ru | Portal content
ASSETS:
Intangible assets																								15
ADFOX
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity											$ 8.5	RUB 336
Cash payments made on completion of acquisition											1.4	55
ASSETS:
Property and equipment												2
Intangible assets												74
Deferred tax assets												74
Goodwill												296
Total assets												446
LIABILITIES:
Net assets												446
Total purchase consideration											$ 11.3	446
ADFOX | Trade names
ASSETS:
Intangible assets												15
ADFOX | Website and applications
ASSETS:
Intangible assets												59
Other acquisitions
ASSETS:
Intangible assets																							215
Deferred tax assets																							26
LIABILITIES:
Total purchase consideration															347
Russian Search And Portal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Goodwill														RUB 50	454
ASSETS:
Goodwill																RUB 775	1,802						1,506
Russian Search And Portal | KitLocate Ltd
ASSETS:
Goodwill																										RUB 158
Russian Search And Portal | ADFOX
ASSETS:
Goodwill												RUB 296
Russian E-commerce
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Goodwill															106
ASSETS:
Goodwill																	106						106
Russian E-commerce | Other acquisitions
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Goodwill															106
Classifieds
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Goodwill															RUB 5,168
ASSETS:
Goodwill																	RUB 4,885						RUB 5,168
Classifieds | Auto Ru
ASSETS:
Goodwill																								RUB 4,885
Media Services | KinoPoisk
ASSETS:
Goodwill																											RUB 2,140